Post-employment benefits - Benefit Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefits - Benefit Costs [Line Items]
Service cost	€ 19	€ 14	€ 18
Past service (credit)/cost	(3)	(7)	(2)
Net interest cost/(income)	3	(2)	(1)
Administrative expenses	1	1	1
Total cost	20	6	16
GB
Post-employment benefits - Benefit Costs [Line Items]
Service cost	0	0	0
Past service (credit)/cost	(5)	0	0
Net interest cost/(income)	4	(1)	(2)
Administrative expenses	0	0	0
Total cost	(1)	(1)	(2)
Rest of world
Post-employment benefits - Benefit Costs [Line Items]
Service cost	19	14	18
Past service (credit)/cost	2	(7)	(2)
Net interest cost/(income)	(1)	(1)	1
Administrative expenses	1	1	1
Total cost	€ 21	€ 7	€ 18